Other Comprehensive Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Mar. 31, 2012
Unrealized gains (losses) on securities, Pre-tax amount
Unrealized holding gains arising during the period, Pre-tax amount		¥ 114,599	[1]	¥ 30,370	[1]
Less : Reclassification adjustment included in net income, Pre-tax amount		(34,686)		3,417
Unrealized gains (losses) on derivative instruments, Pre-tax amount
Unrealized holding losses arising during the period, Pre-tax amount		(69)		(177)
Less : Reclassification adjustment included in net income, Pre-tax amount		615		911
Pension liability adjustment, Pre-tax amount		(8,476)	[1]	(29,239)	[1]
Foreign currency translation adjustments, Pre-tax amount
Translation adjustments arising during the period, Pre-tax amount		160,425	[1]	(32,640)	[1]
Less : Reclassification adjustment included in net income, Pre-tax amount		3,927	[2]	14,655	[2],[3]
Other comprehensive income (loss), Pre-tax amount		236,335		(12,703)
Unrealized gains (losses) on securities, Tax benefit/(expense)
Unrealized holding gains arising during the period, Tax benefit/(expense)		(36,198)	[1]	(10,637)	[1]
Less : Reclassification adjustment included in net income, Tax benefit/(expense)		14,328		(1,240)
Unrealized gains (losses) on derivative instruments, Tax benefit/(expense)
Unrealized holding losses arising during the period, Tax benefit/(expense)		12		(70)
Less : Reclassification adjustment included in net income, Tax benefit/(expense)		(250)		(125)
Pension liability adjustment, Tax benefit/(expense)		1,853	[1]	(3,934)	[1]
Foreign currency translation adjustments, Tax benefit/(expense)
Translation adjustments arising during the period, Tax benefit/(expense)		(2,534)	[1]	74	[1]
Less : Reclassification adjustment included in net income, Tax benefit/(expense)			[2]		[2],[3]
Other comprehensive income (loss), Tax benefit/(expense)		(22,789)		(15,932)
Unrealized gains (losses) on securities, Net-of-tax amount
Unrealized holding gains arising during the period, Net-of-tax amount		63,596	[1]	13,079	[1]
Less : Reclassification adjustment included in net income, Net-of-tax amount		(20,358)		2,177
Unrealized gains (losses) on derivative instruments, Net-of-tax amount
Unrealized holding losses arising during the period, Net-of-tax amount		(57)		(247)
Less : Reclassification adjustment included in net income, Net-of-tax amount		365		786
Foreign currency translation adjustments, Net-of-tax amount
Translation adjustments arising during the period, Net-of-tax amount		159,149	[1]	(32,961)	[1]
Less : Reclassification adjustment included in net income, Net-of-tax amount		3,927	[2]	14,655	[2],[3]
Other comprehensive income (loss), Net-of-tax amount	190,819	201,639		(37,179)
Accumulated other comprehensive income (loss)
Unrealized gains (losses) on derivative instruments, Net-of-tax amount
Pension liability adjustment, Net-of-tax amount		¥ (4,983)	[1]	¥ (34,668)	[1]

[1]	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains on securities, pension liability adjustment and foreign currency translation adjustments arising during the period.
[2]	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of the liquidation or sale of certain foreign subsidiaries and affiliates.
[3]	The amount transferred during the fiscal year ended March 31, 2012 includes losses of 12,772 million yen as a result of the other-than-temporary impairment loss on the shares of S-LCD. Refer to Note 5.